Supplemental cash flow information - Cash and cash equivalents - (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Supplemental cash flow information
Cash and cash equivalents	$ 19.1	$ 14.1	$ 30.0
Bank overdrafts		(17.9)
Total cash and cash equivalents	$ 19.1	$ (3.8)		$ 30.0